Long-term loans (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Total long-term loans - non-current portion	$ 3,386,020	$ 2,177,592
Xinmao Group Company Limited [Member]
Total long-term loans - non-current portion	$ 3,386,020	$ 2,177,592